Inventory - Schedule of Inventory (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Raw materials	$ 14,121	$ 16,023	$ 7,334
Work-in-process	4,025	2,155	1,209
Finished goods	5,118	9,742	6,456
Inventory	$ 23,264	$ 27,920	$ 14,999